Share Capital (Details) - Schedule of Number of Shares and Stated Value of Outstanding Shares - Limited Partnership units [Member] - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Number of Shares and Stated Value of Outstanding Shares [Line Items]
Number of units	36,420,154	36,952,627
Stated value	$ 89,034	$ 90,491
Class A and Class B LP Units [Member]
Schedule of Number of Shares and Stated Value of Outstanding Shares [Line Items]
Number of units	18,321,792	18,854,265
Stated value	$ 50,141	$ 51,598
Class A and Class B LP Units [Member]
Schedule of Number of Shares and Stated Value of Outstanding Shares [Line Items]
Number of units	18,098,362	18,098,362
Stated value	$ 38,893	$ 38,893